Segment reporting	12 Months Ended
Dec. 31, 2023
Segment reporting
Segment reporting

5.   Segment reporting

A.Basis for segmentation

The Group operates through four operating segments, which are Nexters Global Ltd, Cubic Games Studio Ltd, MX Capital Ltd and Castcrown Ltd, while last three of them are not considered to be reportable segments based on the criteria (quantitative thresholds) of IFRS 8. The financial information reviewed by our Chief Operating Decision Maker, which is our Board of Directors, is included within the operating segments mentioned above for purposes of allocating resources and evaluating financial performance.

The following summary describes the operations of the reportable segment:

Reportable segments	Operations
Nexters Global Ltd	Game development and publishing

B.Information about reportable segments

Information related to the reportable segment is set out below. Segment management EBITDA is used to measure performance because management believes that this information is the most relevant in evaluating the results of the respective segments relative to the segments that operate in the same Group and is regularly reviwed by our Chief Operating Decision Maker.

The Company defines Management EBITDA as the net income/loss before income tax as presented in the Group's consolidated financial statements in accordance with IFRS, adjusted to exclude (i) goodwill and investments in equity accounted associates' impairment, (ii) finance income and expenses, (iii) share of loss of equity-accounted associates, (iv) depreciation and amortization, (v) share-based payments expenses, (vi) net effect from recognition of deferred net revenues, (vii) impairment loss on of trade receivables and loan receivables, (viii) change in fair value of share warrant obligations and other financial instruments and (ix) certain non-cash or other special items that we do not consider indicative of our ongoing operating performance.

For the year ended December 31, 2023	Nexters Global Ltd	All other segments	Total
Segment revenue	447,148	17,401	464,549
Segment Management EBITDA	43,975	(15,670)	28,305

For the year ended December 31, 2022	Nexters Global Ltd	All other segments	Total
Segment revenue	432,658	16,788	449,446
Segment Management EBITDA	138,647	(25,504)	113,143

2021	Nexters Global Ltd	All other segments	Total
Segment revenues	434,094	—	434,094
Segment management EBITDA	113,349	—	113,349

C.Reconciliation of information on reportable segment to the amounts reported in the financial statements

	For the year ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Profit before income tax
Management EBITDA for reportable segments	43,975	138,647	113,349
Management EBITDA for other segments	(15,670)	(25,504)	—
Net effect from recognition of deferred net revenues	22,231	8,391	(100,953)
Depreciation and amortization	(6,276)	(6,901)	(2,540)
Finance income	5,248	1,868	79
Finance expenses	(4,047)	(2,191)	(3,220)
Share-based payments expense	(2,032)	(3,751)	(3,761)
Share listing expense	—	—	(125,438)
NASDAQ related non-recurring expenses	—	—	(3,811)
Impairment loss on trade receivables and loans receivable	(5,919)	(29,987)	(102)
Change in fair value of share warrant obligation and other financial instruments	10,946	2,767	10,080
Impairment loss on Intangible assets	—	(547)	—
Goodwill and investments in equity accounted associates impairment	—	(62,828)	—
Share of loss of equity-accounted associates	(515)	(10,121)	—
Other operating income	2,053	1,327	—
Consolidated profit/(loss) before income tax	49,994	11,170	(116,317)

We disclose the geographical distribution of our revenue in Note 7. We do not have the ability to track revenue deferral on a by-country basis therefore we applied average deferral rate to in-game purchases disaggregated by geography.

Non-current assets excluding financial instruments and deferred taxes by geography are presented below:

December 31, 2023	Cyprus	Armenia	Kazakhstan	Spain	Total
Property and equipment	991	91	64	—	1,146
Right-of-use assets	2,667	253	—	—	2,920
Intangible assets	8,449	21	6	—	8,476
Goodwill	1,836	—	—	—	1,836
Long-term deferred platform commission fees	73,996	—	—	—	73,996
	87,939	365	70	—	88,374

December 31, 2022	Cyprus	Armenia	Kazakhstan	Spain	Total
Property and equipment	672	67	46	1	786
Right-of-use assets	1,298	164	—	—	1,462
Intangible assets	12,959	17	1	—	12,977
Goodwill	1,836	—	—	—	1,836
Long-term deferred platform commission fees	94,682	—	—	—	94,682
Loans receivable - non-current	3,317	—	—	—	3,317
	114,764	248	47	1	115,060